S000052307 [Member] Expense Example - UBS Prime Preferred Fund - UBS Prime Preferred Fund	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 14
Expense Example, with Redemption, 3 Years	54
Expense Example, with Redemption, 5 Years	97
Expense Example, with Redemption, 10 Years	$ 226